Investment and return - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Investment And Return [Abstract]
Cash and cash equivalents held by central finance companies	€ 600
Percentage of cash and cash equivalents held by central finance companies	15.00%
Cash and cash equivalents held with foreign subsidiaries	€ 3,300
Percentage of cash and cash equivalents held with foreign subsidiaries	85.00%
Cash and cash equivalents held by entity unavailable for use by group	€ 160	€ 176
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	€ 28	€ 89